Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) - USD ($) $ in Thousands		Mar. 31, 2020	Mar. 31, 2019
Other Non Current Assets [Abstract]
Prepaid lease rentals	[1]		$ 2,006
Prepaid expenses		$ 131	267
Total		$ 131	$ 2,273

[1]	*Upon adoption of IFRS 16, from April 1, 2019 the Group has reclassified prepaid lease rentals to buildings (right-of-use assets). (refer note 4 and 19).